Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans [Abstract]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss)	The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:
For the year ended December 31, 2023	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,524	$684	$5,208	$466	$—	$466
Interest expense (income)	$(2,294)	$567	$(1,727)	$927	$193	$1,120
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$4,753	$(1,224)	$3,529	$1,364	$157	$1,521
For the year ended December 31, 2022	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$6,337	$540	$6,877	$710	$—	$710
Interest expense	$(799)	$533	$(266)	$731	$123	$854
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,560)	$(7,348)	$(26,908)	$(5,346)	$(1,028)	$(6,374)
For the year ended December 31, 2021	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$7,893	$74	$7,967	$166	$—	$166
Interest expense	$743	$53	$796	$552	$92	$644
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(55,582)	$(798)	$(56,380)	$987	$(29)	$958

Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits	The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:
As at December 31,	2023	2022
Included in other long-term liabilities
Pension benefits	$8,633	$11,117
Other post-employment benefits	23,719	21,745
Accrued benefit liabilities (Note 23)	$32,352	$32,862
Included in other long-term assets
Pension benefits (Note 15)	$40,624	$47,312

Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans	The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2023	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$306,251	$58,546	$364,797	$—	$—	$—
Fair value of plan assets	(348,170)	(49,913)	(398,083)	—	—	—
	(41,919)	8,633	(33,286)	—	—	—
Present value of unfunded obligations	1,295	—	1,295	19,999	3,720	23,719
(Pension benefits) accrued benefit liabilities	$(40,624)	$8,633	$(31,991)	$19,999	$3,720	$23,719
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2022	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$275,581	$58,835	$334,416	$—	$—	$—
Fair value of plan assets	(324,069)	(47,718)	(371,787)	—	—	—
	(48,488)	11,117	(37,371)	—	—	—
Present value of unfunded obligations	1,176	—	1,176	17,888	3,857	21,745
(Pension benefits) accrued benefit liabilities	$(47,312)	$11,117	$(36,195)	$17,888	$3,857	$21,745

Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets	The changes in the benefit obligations and in the fair value of plan assets were as follows:
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2023	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2023	$276,757	$58,835	$335,592	$17,888	$3,857	$21,745
Current service cost	4,013	684	4,697	466	—	466
Interest expense	14,172	3,010	17,182	927	193	1,120
Remeasurements
Actuarial gains arising from plan experience	6,341	(353)	5,988	—	122	122
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	18,911	1,182	20,093	1,364	35	1,399
Benefits paid	(13,768)	(3,457)	(17,225)	(646)	(403)	(1,049)
Contributions by plan participants	928	—	928	—	—	—
Foreign exchange & other	192	(1,355)	(1,163)	—	(84)	(84)
Benefit obligation, December 31, 2023	307,546	58,546	366,092	19,999	3,720	23,719
Change in fair value of plan assets
Fair value of plan assets, January 1, 2023	(324,069)	(47,718)	(371,787)	—	—	—
Contributions by plan participants	(928)	—	(928)	—	—	—
Contributions by employer (net of transfer to other plans)	(487)	(2,275)	(2,762)	(646)	(403)	(1,049)
Interest income	(16,466)	(2,443)	(18,909)	—	—	—
Benefits paid	13,768	3,457	17,225	646	403	1,049
Remeasurements
Return on plan assets, excluding interest income	(20,499)	(2,053)	(22,552)	—	—	—
Administrative costs	511	—	511	—	—	—
Foreign exchange & other	—	1,119	1,119	—	—	—
Fair value of plan assets, December 31, 2023	(348,170)	(49,913)	(398,083)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2023	$(40,624)	$8,633	$(31,991)	$19,999	$3,720	$23,719
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2022	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2022	$349,635	$72,906	$422,541	$22,429	$4,865	$27,294
Current service cost	5,902	540	6,442	710	—	710
Interest expense	11,238	2,108	13,346	731	123	854
Remeasurements
Actuarial gains arising from plan experience	9,258	(123)	9,135	—	(111)	(111)
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	(86,378)	(18,751)	(105,129)	(5,346)	(917)	(6,263)
Benefits paid	(14,073)	(3,116)	(17,189)	(636)	(437)	(1,073)
Contributions by plan participants	935	—	935	—	—	—
Foreign exchange & other	240	5,271	5,511	—	334	334
Benefit obligation, December 31, 2022	276,757	58,835	335,592	17,888	3,857	21,745
Change in fair value of plan assets
Fair value of plan assets, January 1, 2022	(379,740)	(54,979)	(434,719)	—	—	—
Contributions by plan participants	(935)	—	(935)	—	—	—
Contributions by employer	(3,348)	(1,807)	(5,155)	(636)	(437)	(1,073)
Interest income	(12,037)	(1,575)	(13,612)	—	—	—
Benefits paid	14,073	3,116	17,189	636	437	1,073
Remeasurements
Return on plan assets, excluding interest income	57,560	11,526	69,086	—	—	—
Administrative costs	435	—	435	—	—	—
Foreign exchange & other	(77)	(3,999)	(4,076)	—	—	—
Fair value of plan assets, December 31, 2022	(324,069)	(47,718)	(371,787)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2022	$(47,312)	$11,117	$(36,195)	$17,888	$3,857	$21,745

Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans	The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2033 are as follows:
	Pension Plans	Other Post- employment Benefit Plans
2024	$18,207	$1,177
2025	$19,284	$1,310
2026	$20,244	$1,333
2027	$20,985	$1,418
2028	$21,615	$1,473
2029 to 2033	$113,881	$7,669

Schedule of Fair Value of the Plan Assets Were Allocated Between the Various Types of Investments	The fair value of the plan assets were allocated as follows between the various types of investments:
As at December 31,	2023	2022
Equity securities
Canada	22.0%	22.5%
United States	13.8%	13.7%
International (other than United States)	13.6%	15.5%
Emerging markets	4.7%	5.0%
Fixed income instruments
Canada	43.8%	40.6%
Cash and cash equivalents	2.1%	2.7%
US Pension Plans
As at December 31,	2023	2022
Equity securities
United States	25.9%	24.2%
Canada	1.0%	—
International	18.7%	20.6%
Fixed income instruments
United States	27.4%	32.2%
Canada	0.1%	0.5%
International	5.2%	7.1%
Other investments
United States	14.2%	10.5%
Canada	0.4%	—
International	7.1%	4.9%

Schedule of Significant Assumptions Adopted in Measuring the Company’s Pension and Other Benefit Obligations	The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:
	Canadian		US
As at December 31,	2023	2022	2023	2022
Actuarial benefit obligation
Discount rate	5.15%	3.20%	5.10%	5.30%
Benefit costs for the year ended
Discount rate	5.20%	3.40%	5.30%	2.85%
Future salary growth	2.50%	2.50%	N/A	N/A

Schedule of Other Post-Employment Benefit Plans
	Canadian		US
As at December 31,	2023	2022	2023	2022
Benefit costs for the year ended
Discount rate	5.20%	3.40%	5.30%	2.50% to 2.85%
Health care cost trend rate	4.04% to 6.04%	4.04% to 6.04%	N/A	N/A
Other medical trend rates	4.00% to 5.11%	4.00% to 5.11%	N/A	N/A

Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions
	Canadian		US
As at December 31, 2023	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(35,279)	$40,962	$(5,472)	$6,504
Future salary growth	$3,676	$(5,305)	N/A	N/A
	Canadian		US
As at December 31, 2022	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(30,894)	$38,220	$(5,577)	$6,641
Future salary growth	$4,875	$(4,024)	N/A	N/A
Other Post-employment Benefit Plans
	Canadian		US
As at December 31, 2023	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,300)	$2,842	$(241)	$273
Medical and dental trend rates	$476	$(456)	N/A	N/A
	Canadian		US
As at December 31, 2022	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,008)	$2,477	$(261)	$296
Medical and dental trend rates	$1,654	$(1,392)	N/A	N/A